Commitments and contingencies, Contingencies (Details)		12 Months Ended
	Apr. 12, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 USD ($)	Aug. 12, 2016 MXN ($)	Dec. 31, 2007 MXN ($)	Dec. 31, 2007 USD ($)	Oct. 19, 2007 MXN ($)	Oct. 19, 2007 USD ($)	Aug. 07, 2007 MXN ($)	Aug. 07, 2007 USD ($)
Contingencies [Abstract]
Contingent liability				$ 2,400,000
RPS Claim [Member]
Contingencies [Abstract]
Contingent asset										$ 982,830	$ 50,000
Contingent liability								$ 58,970,000	$ 3,000,000
Mutual Loans Between WWS and TMM [Member]
Contingencies [Abstract]
Contingent asset						$ 7,739,000	$ 393,731
Contingent liability						$ 18,438,000	$ 938,000
ADEMSA Secured Certificates of Deposit [Member]
Contingencies [Abstract]
Settlement reserve		$ 2,461,000	$ 2,461,000
Settlement payment		$ 2,893,000	$ 3,993,000
Claim of Grupo TMM Against SSA Mexico, S.A. de C.V. (SSA) [Member]
Contingencies [Abstract]
Contingent liability					$ 119,673,000
Proceeds from arbitration	$ 335,150,000
Arbitration expenses	$ 29,580,000